Leases (Details) - Schedule of Right-of-use assets $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of Right-of-use assets [Abstract]
At 1 January 2020	$ 433
Additions
Depreciation	(91)
Right-of-use assets	342
At 1 January 2019	820
Additions
Interest expense	18
Lease payments	(321)
Exchange differences	(38)
Lease Liabilities	$ 555